Insurance coverage (Details Narrative) R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Insurance policies	R$ 311
General Civil Liability [Member]
IfrsStatementLineItems [Line Items]
Insurance policies	150
Civil Responsibility [Member]
IfrsStatementLineItems [Line Items]
Insurance policies	134
Fraud And Risk Criminal [Member]
IfrsStatementLineItems [Line Items]
Insurance policies	13
Damage Protection And Cybersecurity Responsibility Cyber [Member]
IfrsStatementLineItems [Line Items]
Insurance policies	R$ 14